Long-Term Investments	6 Months Ended
Dec. 31, 2024
Long-Term Investments [Abstract]
Long-term Investments

Note 10 — Long-term investments

On December 30, 2024, the Company completed the acquisition of 22.5% ordinary equity interest in Corpotech Holdings Limited, which, through its wholly owned subsidiary, Corpotech Limited, owns a data center in Tsing Yi, Hong Kong, for a total consideration of US$2.25 million.